PRIVATE PLACEMENT (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019	Dec. 31, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Proceeds from Issuance of Warrants		$ 15,800,000	$ 15,800,000
Private Placement [Member]
Number Of Warrants Issued	15,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Proceeds from Issuance of Warrants	$ 15,800,000
Retained Earnings [Member]
Proceeds from Issuance of Warrants		0
Additional Paid in Capital [Member]
Proceeds from Issuance of Warrants		15,800,000
Class A Common Stock [Member]
Proceeds from Issuance of Warrants		0
Class B Common Stock [Member]
Proceeds from Issuance of Warrants		$ 0